September 17, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  The Kenwood Funds - File Nos. 333-1171 and 811-7521

        Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, and on behalf of The Kenwood Funds
(the "Registrant"), the undersigned hereby certifies that the form of Prospectus dated September 1, 1998 and Statement of Additional Information dated September 1, 1998 that would have been filed under Rule 497 (c) would not have differed from that contained in Post-Effective Amendment
No. 3 to its registration statement on Form N-1A. The text of such Amendment to the registration statement was filed electronically.

        Questions regarding this filing may be directed to Ms. Christina Giorgio at (312) 580-6176.

                                        Very truly yours,


                                        /s/ Sharon Morrow
                                        Sharon Morrow
                                        Vice President